Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli ETFs Trust
Entity Central Index Key	0001748425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000236584
Shareholder Report [Line Items]
Fund Name	Gabelli Automation ETF
Trading Symbol	GAST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Automation ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Automation ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Automation ETF outperformed its broad-based and comparative benchmarks, the S&P 500 and the MSCI USA IMI Consumer Discretionary Index, respectively, while underperforming the MSCI USA Industrials Index. Major companies in the industrial and technology sectors demonstrated resilience to the negative impact of tariffs, with shares rebounding following early concerns. Investor confidence was renewed due to favorable discussions around these companies' global supply chain strength, an ability to mitigate and offset tariff impacts, and their limited exposure to U.S.-bound shipments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Automation ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
6/22	7,827	8,938	7,213	8,463
6/23	9,382	10,689	8,980	10,803
6/24	10,365	13,314	10,219	12,611
6/25	11,922	15,333	12,040	15,201

Performance Inception Date	Jan. 05, 2022
AssetsNet	$ 5,822,048
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,822,048 # of Portfolio Holdings48 Portfolio Turnover Rate3% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	95.1%
Other Assets and Liabilities (Net)	4.9%

Industry Allocation (% of net assets)

Value	Value
Prepackaged Software	10.1%
Metals & Mining	7.4%
Aerospace and Defense	7.3%
Diversified Industrial	7.3%
Industrial Instruments For Measurement, Display, and Control	6.1%
Consumer Services	5.8%
Electronic & Other Electrical Equipment	5.5%
Equipment and Supplies	5.3%
Other Industry Sectors	40.3%
Other Assets and Liabilities (Net)	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Emerson Electric Co.	5.0%
Rockwell Automation Inc.	4.9%
Check Point Software Technologies Ltd.	4.2%
AZZ Inc.	4.2%
Allient Inc.	3.7%
AMETEK Inc.	3.7%
Intercontinental Exchange Inc.	3.5%
ITT Inc.	3.2%
Oracle Corp.	3.2%
Republic Services Inc.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220758
Shareholder Report [Line Items]
Fund Name	Gabelli Commercial Aerospace and Defense ETF
Trading Symbol	GCAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the first six months of 2025, the Gabelli Commercial Aerospace and Defense ETF (GCAD) outperformed its broad-based benchmark, the S&P 500, but underperformed its comparative, the MSCI World Aerospace and Defense Index. While the S&P 500 faced volatility from tariff uncertainties and slower GDP growth, GCAD capitalized on robust demand for aerospace aftermarket services and increased global defense spending, driven by NATO’s push toward a 5% GDP defense target. Commercial air travel continued to recover, with revenue passenger kilometers (RPKs) showing strong post-pandemic growth.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index	MSCI World Aerospace and Defense Index
1/23	10,000	10,000	10,000
6/23	10,335	11,959	11,924
6/24	12,692	14,896	14,342
6/25	17,124	17,154	21,231

Performance Inception Date	Jan. 03, 2023
AssetsNet	$ 9,581,564
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,581,564 # of Portfolio Holdings36 Portfolio Turnover Rate2% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	89.3%
Other Assets and Liabilities (Net)	10.7%

Industry Allocation (% of net assets)

Value	Value
Aerospace and Defense	58.8%
Aviation: Parts and Services	29.1%
Computer Software and Services	1.4%
Other Assets and Liabilities (Net)	10.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Boeing Co.	5.5%
Howmet Aerospace Inc.	4.9%
Spirit AeroSystems Holdings Inc.	4.8%
Mercury Systems Inc.	4.7%
Ducommun Inc.	4.5%
Curtiss-Wright Corp.	4.3%
Honeywell International Inc.	3.8%
Moog Inc.	3.7%
Lockheed Martin Corp.	3.5%
Woodward Inc.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220752
Shareholder Report [Line Items]
Fund Name	Gabelli Financial Services Opportunities ETF
Trading Symbol	GABF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli Financial Services Opportunities Fund underperformed its broad-based and comparative benchmarks, the S&P 500 and the S&P 500 Financials, respectively. This was primarily due to holdings of alternative asset managers, such as Apollo Asset Management, Blackstone and KKR. Additional detractors included certain payments companies. As many alternative asset managers had particularly strong performances in 2024, it was not surprising to have a negative impact to start the year. First half concerns regarding tariffs, interest rates and inflation also contributed to lackluster performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
6/22	9,463	8,938	8,732
6/23	11,487	10,689	9,562
6/24	16,292	13,314	11,876
6/25	21,012	15,333	15,374

Performance Inception Date	May 10, 2022
AssetsNet	$ 41,016,014
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 68,714
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,016,014 # of Portfolio Holdings40 Portfolio Turnover Rate19% Management Fees$68,714
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	92.8%
Closed-End Funds	7.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Value	Value
Financial Services	81.4%
Computer Software and Services	7.6%
Closed-End Funds	7.0%
Banking	3.0%
Real Estate	0.8%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SuRo Capital Corp., BDC	6.9%
Berkshire Hathaway Inc.	6.4%
JPMorgan Chase & Co.	5.4%
Wells Fargo & Co.	4.8%
FactSet Research Systems Inc.	4.8%
Interactive Brokers Group Inc.	4.7%
KKR & Co. Inc.	4.7%
W. R. Berkley Corp.	4.2%
Blue Owl Capital Inc.	4.2%
Chubb Ltd.	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220751
Shareholder Report [Line Items]
Fund Name	Gabelli Growth Innovators ETF
Trading Symbol	GGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Growth Innovators ETF outperformed its broad-based benchmark, S&P 500 Index and its comparative, the NASDAQ Composite Index. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, prompting large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
6/21	10,063	14,079	14,523
6/22	6,291	12,584	11,120
6/23	7,667	15,049	14,027
6/24	11,152	18,745	18,181
6/25	13,450	21,587	21,031

Performance Inception Date	Feb. 12, 2021
AssetsNet	$ 7,397,443
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 10,157
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,397,443 # of Portfolio Holdings32 Portfolio Turnover Rate2% Management Fees$10,157
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	86.5%
Other Assets and Liabilities (Net)	13.5%

Industry Allocation (% of net assets)

Value	Value
Information Technology - Semiconductors	15.5%
Communication Services	15.2%
Information Technology - Software and Services	14.9%
Financials	11.5%
Health Care	10.1%
Consumer Discretionary	8.2%
Aerospace and Defense	3.9%
Energy and Utilities	3.6%
Other Industry Sectors	3.6%
Other Assets and Liabilities (Net)	13.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.6%
Amazon.com Inc.	5.7%
Broadcom Inc.	5.0%
Meta Platforms Inc.	4.9%
Microsoft Corp.	4.8%
Netflix Inc.	4.2%
Mastercard Inc.	3.9%
GE Vernova Inc.	3.6%
General Electric Co.	3.6%
Alphabet Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs
C000220756
Shareholder Report [Line Items]
Fund Name	Gabelli Love Our Planet & People ETF
Trading Symbol	LOPP
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Love Our Planet & People ETF outperformed its broad-based and comparative benchmarks, the S&P 500 and the MSCI USA SRI Index, respectively. Cyclically-sensitive Industrial stocks, particularly those exposed to the theme of investment in the US power generation and distribution infrastructure, drove positive performance as the economic outlook appeared to improve. Rising interest rates and a general preference for riskier assets caused Utilities to be a detractor from first half performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
6/21	11,218	14,079	14,131
6/22	9,330	12,584	12,757
6/23	10,899	15,049	15,796
6/24	11,052	18,745	18,388
6/25	12,769	21,587	21,066

Performance Inception Date	Jan. 29, 2021
AssetsNet	$ 10,535,429
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,535,429 # of Portfolio Holdings51 Portfolio Turnover Rate7% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	95.7%
U.S. Government Obligations	4.2%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Value	Value
Equipment and Supplies	13.5%
Energy and Utilities	13.2%
Environmental Services	9.5%
Building and Construction	9.4%
Machinery	8.8%
Electronics	7.0%
Automotive Parts and Accessories	5.1%
Metals and Mining	4.7%
Other Industry Sectors	28.7%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Mirion Technologies Inc.	5.3%
Republic Services Inc.	4.5%
Xylem Inc.	4.4%
Hubbell Inc.	4.2%
Waste Connections Inc.	4.0%
GE Vernova Inc.	3.6%
S&P Global Inc.	3.6%
Crown Holdings Inc.	3.3%
Cummins Inc.	3.2%
Johnson Controls International plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/etfs